Related-party Transactions - Summary of Related-party Transactions and Balances Included in Consolidated Financial Statements (Detail) ₨ in Thousands, $ in Millions	12 Months Ended
	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)	Mar. 31, 2023 USD ($)
Disclosure of transactions between related parties [line items]
Purchase of products	₨ 205,943,500	$ 2,506.3	₨ 100,446,700	₨ 58,759,300
Sale of products	72,875,900	886.9	60,316,200	50,245,300
Services received	24,915,000	303.2	18,167,800	14,402,000
Services rendered	13,333,400	162.3	11,885,700	12,620,400
Bills discounted	108,823,700		79,014,200	59,472,300	$ 1,324.4
Purchase of property, plant and equipment	1,109,000	13.5	446,500	285,400
Sale of property, plant and equipment			2,340,900	343,700
Interest (income)/expense, dividend (income)/paid, (net)	(1,594,800)	(19.4)	739,900	826,700
Finance given (including loans and equity)				412,500
Finance taken (including loans and equity)	1,430,000		1,480,000	28,135,100	17.4
Finance taken, paid back (including loans and equity)	1,860,000		1,532,700	1,620,000	22.6
Borrowing towards lease liability			542,700	1,679,900
Repayment towards lease liability	310,800	3.8	240,700	141,400
Amounts receivable in respect of loans and interest thereon	142,000		137,600	139,800	1.7
Amounts payable in respect of loans and interest thereon	516,700		938,800	1,010,700	6.3
Amount payable in respect of Lease Liability	3,028,700	$ 36.9	2,960,500	2,658,500
Trade and other receivables	7,790,800		7,194,800	8,703,200	94.8
Accounts payable	14,596,600		4,909,100	4,447,300	177.6
Acceptances	11,561,400		15,297,200	9,290,700	140.7
Provision for amount receivables	93,000		93,000	93,000	$ 1.1
Associates and its subsidiaries [Member]
Disclosure of transactions between related parties [line items]
Purchase of products	73,536,900		40,642,200	19,795,600
Sale of products	3,256,800		3,897,900	1,450,000
Services received	220,800		109,500	145,700
Services rendered	257,200		125,800	105,900
Purchase of property, plant and equipment	918,500		348,600	248,200
Interest (income)/expense, dividend (income)/paid, (net)	42,300		58,400	55,000
Finance taken (including loans and equity)	1,430,000		1,480,000	2,110,000
Finance taken, paid back (including loans and equity)	1,860,000		1,520,000	1,620,000
Amounts payable in respect of loans and interest thereon	480,000		910,000	950,000
Trade and other receivables	328,500		718,200	405,700
Accounts payable	2,295,700		1,399,500	653,100
Joint ventures [Member]
Disclosure of transactions between related parties [line items]
Purchase of products	5,723,700		3,988,900
Sale of products	24,476,200		26,797,300	27,546,000
Services received	24,400		36,700
Services rendered	10,607,400		9,861,300	10,769,600
Interest (income)/expense, dividend (income)/paid, (net)				(900)
Amounts receivable in respect of loans and interest thereon	93,000		93,000	93,900
Trade and other receivables	3,369,800		2,979,700	4,812,900
Accounts payable	45,500		2,000
Provision for amount receivables	93,000		93,000	93,000
Joint operations [Member]
Disclosure of transactions between related parties [line items]
Purchase of products	108,365,100		55,585,900	38,686,300
Sale of products	30,278,700		16,930,000	11,790,100
Services received	6,200		2,600	7,400
Services rendered	64,400		52,300	44,900
Interest (income)/expense, dividend (income)/paid, (net)	(2,112,900)		(45,100)	183,700
Borrowing towards lease liability			542,700	1,679,900
Repayment towards lease liability	310,800		240,700	141,400
Amount payable in respect of Lease Liability	3,028,700		2,960,500	2,658,500
Trade and other receivables	998,500		838,500
Accounts payable	7,535,600		1,119,200	1,569,400
Tata Sons Pvt Ltd, its subsidiaries and joint ventures [Member]
Disclosure of transactions between related parties [line items]
Purchase of products	18,317,800		229,700	277,400
Sale of products	14,864,200		12,691,000	9,459,200
Services received	24,663,600		18,019,000	14,248,900
Services rendered	2,404,400		1,846,300	1,700,000
Bills discounted	108,823,700		79,014,200	59,472,300
Purchase of property, plant and equipment	190,500		97,900	37,200
Sale of property, plant and equipment			2,340,900	343,700
Interest (income)/expense, dividend (income)/paid, (net)	475,800		726,600	588,900
Finance given (including loans and equity)				412,500
Finance taken (including loans and equity)				26,025,100
Finance taken, paid back (including loans and equity)			12,700
Amounts receivable in respect of loans and interest thereon	49,000		44,600	45,900
Amounts payable in respect of loans and interest thereon	36,700		28,800	60,700
Trade and other receivables	3,094,000		2,658,400	3,484,600
Accounts payable	4,719,800		2,388,400	2,224,800
Acceptances	₨ 11,561,400		₨ 15,297,200	₨ 9,290,700